Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Charge/(credit) for the year:
Dividends paid	$ (7,901)	$ (6,876)	$ (11,395)
Current	3,696	2,810
Non-current	13,799	11,185
Provision for dividends and other liabilities [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	1,240	501
Dividends determined	7,894	7,234
Charge/(credit) for the year:
Underlying	260	1,027
Discounting	2	3
Exchange variations	20	(356)
Released during the year	(43)	(94)
Utilisation	(267)	(99)
Dividends paid	(7,901)	(6,876)
Transfers and other movements	(624)	(100)
At the end of the financial year	581	1,240	$ 501
Current	293	258
Non-current	$ 288	$ 982